Operating Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	$ 65,439	$ 117,635
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	14,241	52,532
1 - 5 years [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	38,570	42,839
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	$ 12,628	$ 22,264